Label	Element	Value
PRINCIPAL FUNDS INC | Global Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated November 6, 2020
to the Prospectus dated December 31, 2019
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
Strategy [Heading]	rr_StrategyHeading	Under Principal Investment Strategies, delete the first paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Global Investors, LLC ("PGI"), the Fund's investment advisor, seeks to combine diversified investment strategies efficiently and systematically so that the Fund generates a positive total return with relatively low volatility and low sensitivity or correlation to market indices. In managing the Fund, PGI allocates the Fund’s assets among the investment strategies described below, which are executed by PGI or one or more of the Fund's sub-advisors. PGI has considerable latitude in allocating the Fund's assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.